INCOME TAXES - Additional Information (Details) $ in Millions	12 Months Ended								36 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($)
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate		$ 2.0
Income tax rate	25.00%	25.00%	25.00%	25.00%
Operating Loss Carryforwards	$ 7,169,000
Income Tax Examination, Penalties and Interest Expense					$ 4,324,000		$ 1,660,000	$ 2,664,000
Sale of equity interest, percentage								75.00%
Unrecognised tax benefit	0				11,065,000
Unrecognised tax benefit on interest			$ 0	$ 0	$ 0
Valuation allowance	56,486,000		58,166,000						$ 58,166,000
Decreased in net valuation allowance	(1,680,000)
Changes in valuation allowance	$ (763,000)		$ 10,282,000	$ (22,364,000)
Singapore [Member]
Income Taxes [Line Items]
Income tax rate	17.00%	17.00%
Minimum [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate		$ 2.0
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
PRC Enterprise Income Tax [Member] | Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang") [Member]
Income Taxes [Line Items]
Preferential tax rate						15.00%			25.00%
PRC Enterprise Income Tax [Member] | Air Esurfing Information Technology Co., Ltd. ("Air Esurfing") [Member]
Income Taxes [Line Items]
Preferential tax rate	25.00%	25.00%			15.00%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Maximum [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Minimum [Member]
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Maximum [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Minimum [Member]
Income Taxes [Line Items]
Income tax rate	7.50%	7.50%